Segmented information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmented information	Segmented information
(a) Segment revenues and results
The Company manages its reportable segments by operating mines. Income (loss) from operations of reportable operating segments are reviewed by the Company's chief operating decision maker to make decisions about resources to be allocated to the segments and to assess their performance. The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2022
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate & Other	Total
OPERATING SEGMENT RESULTS
Gold revenues	413.1	69.0	—	482.1
Copper revenues	—	111.8	—	111.8
Silver revenues	8.6	1.9	—	10.5
Total revenues(1)	421.7	182.7	—	604.4
Operating expenses	230.4	152.3	—	382.7
Depreciation and depletion	148.1	47.3	—	195.4
Revenue less cost of goods sold	43.2	(16.9)	—	26.3
Corporate administration	—	—	21.3	21.3
Corporate restructuring(2)	—	—	2.1	2.1
Share-based payment expenses	—	—	2.6	2.6
Exploration and business development	2.7	12.8	0.5	16.0
Income (loss) from operations	40.5	(29.7)	(26.5)	(15.7)
1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2022.
2.In December 2022, the Company recognized a restructuring charge of $2.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization.

Year ended December 31, 2021
(in millions of U.S. dollars)	Rainy River	New Afton	Corporate & Other	Total
OPERATING SEGMENT RESULTS
Gold revenues	410.9	81.7	—	492.6
Copper revenues	—	232.7	—	232.7
Silver revenues	15.0	5.2	—	20.2
Total revenues(1)	425.9	319.6	—	745.5
Operating expenses	226.5	150.8	—	377.3
Depreciation and depletion	148.0	47.7	—	195.7
Revenue less cost of goods sold	51.4	121.1	—	172.5
Corporate administration	—	—	21.8	21.8
Share-based payment expenses	—	—	2.2	2.2
Exploration and business development	1.7	8.7	0.8	11.2
Income (loss) from operations	49.7	112.4	(24.8)	137.3
1.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31,2021.
(b) Segmented assets and liabilities
The following table presents the segmented assets and liabilities:

		Total assets	Total liabilities		Capital expenditures(1)
	As at December 31	As at December 31	As at December 31	As at December 31	Year ended December 31
(in millions of U.S. dollars)	2022	2021	2022	2021	2022	2021
SEGMENTED ASSETS AND LIABILITIES
Rainy River	1,067.4	1,077.1	340.1	371.5	144.8	102.9
New Afton	979.9	901.7	518.4	624.8	148.0	144.3
Corporate and Other (2)	196.2	498.0	425.5	524.6	0.1	0.1
Total segmented assets, liabilities and capital expenditures	2,243.5	2,476.8	1,284.0	1,520.9	292.9	247.3
1.Capital expenditures per consolidated statement of cash flows.
2.Includes corporate balances and Cerro San Pedro.
(c) Geographical information
The Company has operating mines in one principal geographical area - Canada (country of domicile).
(d) Information about major customers
The following table presents sales to individual customers exceeding 10% of annual sales. The following five customers represent 90.4% (2021 – five customers representing 99.4%) of the Company’s sales revenue for the year ended December 31, 2022.

		Year ended December 31
(in millions of U.S. dollars)		2022
CUSTOMER	REPORTING SEGMENT
1	Rainy River	174.1
2	Rainy River	134.3
3	Rainy River	112.1
4	New Afton	76.1
5	New Afton	49.6
Total sales to customers exceeding 10% of annual sales		546.2

		Year ended December 31
(in millions of U.S. dollars)		2021
CUSTOMER	REPORTING SEGMENT
1	New Afton	178.6
2	Rainy River	174.2
3	Rainy River	144.0
4	New Afton	138.8
5	Rainy River	105.6
Total sales to customers exceeding 10% of annual sales		741.2
The Company is not economically dependent on a limited number of customers for the sale of its product because gold and other metals can be sold through numerous commodity market traders worldwide. Refer to Note 20(a) for further discussion on the Company’s exposure to credit risk.